United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2012

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number: 28-11586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       11/06/12
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 113
Form 13F Information Table Value Total: 172,341
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                                  VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------           -------------     --------  -------  -------    -- --- ------  -------  ----      -----  ---

Accenture Plc                       Common Stock      G1151C101   1,052       15,025SH     SOLE                 15,025
Ensco PLC                           Common Stock      G3157S106     546       10,000SH     SOLE                 10,000
UTI Worldwide Inc                   Common Stock      G87210103     135       10,000SH     SOLE                 10,000
ACE Limited                         Common Stock      H0023R105     344        4,550SH     SOLE                  4,550
Noble Drilling Corp                 Common Stock      H5833N103     411       11,500SH     SOLE                 11,500
Check Point Software Technologie    Common Stock      M22465104     235        4,880SH     SOLE                  4,880
Teekay LNG Partners                 PRTNRSP UNITS     Y8564M105   1,126       29,918SH     SOLE                 29,918
Teekay Offshore Partners LP         PRTNRSP UNITS     Y8565J101     420       15,275SH     SOLE                 15,275
AT&T Inc                            Common Stock      00206R102     439       11,649SH     SOLE                 11,649
Abbott Laboratories                 Common Stock      002824100   1,039       15,150SH     SOLE                 15,150
Agilent Technologies Inc            Common Stock      00846U101     226        5,875SH     SOLE                  5,875
Allergan                            Common Stock      018490102     327        3,575SH     SOLE                  3,575
Amazon.com Inc                      Sponsored ADR     023135106   1,017        4,000SH     SOLE                  4,000
American Tower REIT                 Common Stock      03027X100     863       12,091SH     SOLE                 12,091
Apache Corp                         Common Stock      037411105     713        8,243SH     SOLE                  8,243
Apple Computer Inc                  Common Stock      037833100   2,121        3,180SH     SOLE                  3,180
Berkshire Hathaway Cl A             CL A              084670108  99,127          747SH     SOLE                    747
Berkshire Hathaway Cl B             CL B              084670207   1,123       12,728SH     SOLE                 12,728
Blackstone Group Lp                 PRTNRSP UNITS     09253U108     152       10,650SH     SOLE                 10,650
CH Robinson Worldwide Inc           Common Stock      12541W209     510        8,700SH     SOLE                  8,700
CNOOC Ltd                           Sponsored ADR      126132109    554        2,734SH     SOLE                  2,734
CVS Corp                            Common Stock       126650100    550       11,350SH     SOLE                 11,350
Carnival Corp                       Common Stock       143658300    290        7,948SH     SOLE                  7,948
Celanese Corp                       Common Stock       150870103    439       11,575SH     SOLE                 11,575
Celgene Corp                        Common Stock       151020104  1,062       13,900SH     SOLE                 13,900
ChevronTexaco Corp.                 Common Stock       166764100    754        6,466SH     SOLE                  6,466
Cisco Systems Inc                   Common Stock      17275R102     331       17,350SH     SOLE                 17,350
Coach Inc                           Common Stock       189754104    444        7,925SH     SOLE                  7,925
Colgate Palmolive Co                Common Stock       194162103    784        7,315SH     SOLE                  7,315
ConocoPhillips                      Common Stock      20825C104     406        7,100SH     SOLE                  7,100
Costco Wholesale Corporation        Common Stock      22160K105     989        9,875SH     SOLE                  9,875
Danaher Corp                        Common Stock       235851102  1,125       20,400SH     SOLE                 20,400
Devon Energy Corp                   Common Stock      25179M103     254        4,202SH     SOLE                  4,202
Dominion Resources Inc              Common Stock      25746U109     437        8,250SH     SOLE                  8,250
EMC Corp                            Common Stock       268648102    763       27,981SH     SOLE                 27,981
Enterprise Products Partners        Unit Ltd Partn     293792107  1,674       31,225SH     SOLE                 31,225
Exxon Mobil Corporation             Common Stock      30231G102   1,655       18,096SH     SOLE                 18,096
FedEx Corp                          Common Stock      31428X106     655        7,737SH     SOLE                  7,737
Fluor Corp                          Common Stock       343412102    761       13,525SH     SOLE                 13,525
Freeport McMoRan Cp&Gld B           Common Stock      35671D857     365        9,225SH     SOLE                  9,225
General Electric Co                 Common Stock       369604103    710       31,275SH     SOLE                 31,275
Goldman Sachs Group Inc             Common Stock      38141G104     403        3,545SH     SOLE                  3,545
Google Inc                          Common Stock      38259P508     830        1,100SH     SOLE                  1,100
HSBC PLC Spon ADR                   SPON ADR NEW       404280406    357        7,684SH     SOLE                  7,684
Icici Bank Ltd Adr                  ADR               45104G104     372        9,276SH     SOLE                  9,276
Infosys Technologies Ltd            Sponsored ADR      456788108    504       10,387SH     SOLE                 10,387
Intel Corp                          Common Stock       458140100    532       23,500SH     SOLE                 23,500
International Business Machines     Common Stock       459200101    922        4,444SH     SOLE                  4,444
iShares TIPS Bond Fund              Barclys TIPS BD    464287176    718        5,900SH     SOLE                  5,900
iShares Barclays Aggregate Bond     Barclys USAGG BD   464287226    209        1,863SH     SOLE                  1,863
iShares MSCI Emerging Markets In    MSCI Emerg Mkt     464287234    607       14,700SH     SOLE                 14,700
iShares MSCI EAFE Index Fund        MSCI EAFE IDX      464287465    334        6,300SH     SOLE                  6,300
iShares S&P Smallcap 600            S&P Smlcap 600     464287804  1,165       15,110SH     SOLE                 15,110
Itau UniBanco Multiplo ADR          SPONS ADR          465562106    695       45,455SH     SOLE                 45,455
J.P. Morgan Chase & Co              Common Stock      46625H100     678       16,741SH     SOLE                 16,741
Johnson & Johnson                   Common Stock       478160104    625        9,075SH     SOLE                  9,075
Kinder Morgan Energy Partners LP    UT LTD Partner     494550106    549        6,650SH     SOLE                  6,650
Lowes Companies Inc                 Common Stock       548661107    554       18,325SH     SOLE                 18,325
Mc Cormick & Co Inc N-Vt            Common Stock       579780206    254        4,100SH     SOLE                  4,100
Merck & Co Inc                      Common Stock      58933Y105     386        8,550SH     SOLE                  8,550
Metlife Inc                         Common Stock      59156R108     403       11,701SH     SOLE                 11,701
Mettler Toledo Intl Inc             Common Stock       592688105    948        5,551SH     SOLE                  5,551
Microsoft Corp.                     Common Stock       594918104    348       11,700SH     SOLE                 11,700
Nike Inc                            Common Stock       654106103    959       10,100SH     SOLE                 10,100
Noble Energy Inc                    Common Stock       655044105    837        9,025SH     SOLE                  9,025
Norfolk Southern Corp               Common Stock       655844108    322        5,057SH     SOLE                  5,057
Oneok Partners LP                   Unit Ltd Partn    68268N103   1,168       19,626SH     SOLE                 19,626
Oracle Corp                         Common Stock      68389X105     923       29,350SH     SOLE                 29,350
Pepsico Inc.                        Common Stock       713448108    550        7,775SH     SOLE                  7,775
Petroleo Brasileiro Adr             Sponsored ADR     71654V408     536       23,388SH     SOLE                 23,388
Plains All American Pipeline LP     Unit Ltd Partn     726503105    432        4,900SH     SOLE                  4,900
Plains Exploration & Production     Common Stock       726505100    536       14,300SH     SOLE                 14,300
Potash Corp of Saskatchewan Inc     Common Stock      73755L107     422        9,727SH     SOLE                  9,727
Powershs Water Resources Ptf        Water Resource    73935X575     252       12,925SH     SOLE                 12,925
PowerShares MENA                    MENA Frntr ETF    73936Q603     383       35,468SH     SOLE                 35,468
Praxair Inc                         Common Stock      74005P104   1,444       13,900SH     SOLE                 13,900
Precision Castparts Corp            Common Stock       740189105    666        4,075SH     SOLE                  4,075
Procter & Gamble Co.                Common Stock       742718109    390        5,623SH     SOLE                  5,623
Prudential Financial Inc            Common Stock       744320102    444        8,150SH     SOLE                  8,150
Qualcomm Inc                        Common Stock       747525103  1,888       30,225SH     SOLE                 30,225
Rydex S&P Equal Weight ETF          S&P 500 Eq TRD    78355W106     548       10,500SH     SOLE                 10,500
S&P DEP Receipts                    Unit SER 1        78462F103   1,028        7,140SH     SOLE                  7,140
SPDR Gold Trust                     Gold SHS          78463V107     567        3,300SH     SOLE                  3,300
SPDR DB Int'l Govt Inflation-Pro    DB INT GVT ETF    78464A490     558        9,000SH     SOLE                  9,000
San Juan Basin Royalty Trust        UNIT BEN INT       798241105    351       24,775SH     SOLE                 24,775
Sandisk Corp                        Common Stock      80004C101     678       15,600SH     SOLE                 15,600
SAP Aktiengesell                    Sponsored ADR      803054204    243        3,408SH     SOLE                  3,408
Schlumberger Ltd                    Common Stock       806857108  1,469       20,308SH     SOLE                 20,308
Consumer Staples Sector SPDR Fun    SBI Cons STPLS    81369Y308     215        6,000SH     SOLE                  6,000
J M Smuckers Co                     Common Stock       832696405    743        8,602SH     SOLE                  8,602
Starbucks Corp                      Common Stock       855244109    426        8,400SH     SOLE                  8,400
Symantec Corp                       Common Stock       871503108    252       14,000SH     SOLE                 14,000
Taiwan Semiconductor MFG Co LTD     Sponsored ADR      874039100    413       26,114SH     SOLE                 26,114
Take Two Interactive Software In    Common Stock       874054109    157       15,000SH     SOLE                 15,000
Target Corporation                  Common Stock      87612E106     930       14,650SH     SOLE                 14,650
Tata Motors LTD                     Sponsored ADR      876568502    584       22,734SH     SOLE                 22,734
Teva Pharmaceutical Ind             ADR                881624209  1,408       34,007SH     SOLE                 34,007
Textron Incorporated                Common Stock       883203101    319       12,200SH     SOLE                 12,200
Thermo Fisher Scientific            Common Stock       883556102    654       11,125SH     SOLE                 11,125
Thoratec Corp                       Common Stock       885175307  1,505       43,500SH     SOLE                 43,500
3M Company                          Common Stock      88579Y101     635        6,875SH     SOLE                  6,875
Tigerlogic Corp.                    Common Stock      8867EQ101     168       80,000SH     SOLE                 80,000
Tractor Supply Company              Common Stock       892356106    247        2,500SH     SOLE                  2,500
Union Pacific Corp                  Common Stock       907818108    896        7,550SH     SOLE                  7,550
Urban Outfitters Inc                Common Stock       917047102    216        5,750SH     SOLE                  5,750
Vale S.A.                           ADR               91912E105     394       21,984SH     SOLE                 21,984
Varian Medical Systems Inc          Common Stock      92220P105   1,006       16,675SH     SOLE                 16,675
Verizon Communications              Common Stock      92343V104     305        6,702SH     SOLE                  6,702
Visa Inc.                           Common Stock      92826C839   1,163        8,664SH     SOLE                  8,664
Vodafone Group PLC                  Spons ADR New     92857W209     708       24,825SH     SOLE                 24,825
Wells Fargo & Co.                   Common Stock       949746101    578       16,725SH     SOLE                 16,725
Windstream Corp                     Common Stock      97381W104     263       26,050SH     SOLE                 26,050
Yum! Brands Inc                     Common Stock       988498101  1,241       18,710SH     SOLE                 18,710